Agreements - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Investment Company, Financial Highlights [Line Items]
Capital gains incentive fee payable	$ 3,162												$ 3,162
Administrative and other fees												$ 0	3,018
Expense support from the adviser												1,449	$ 16,762
Investment Advisory And Management Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Termination notice period													60 days
Base rate													1.25%
Investment Advisory And Management Agreement | Affiliated Entity | Ares Capital Management
Investment Company, Financial Highlights [Line Items]
Termination notice period													120 days
Income Based Fee, Quarterly Hurdle Rate | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate													1.25%
Income Based Fee, Annualized Hurdle Rate | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate													5.00%
Income Based Fee, Pre-Incentive Fee Net Investment Income Below Catch-Up Threshold | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate													100.00%
Income Based Fee, Quarterly Catch-Up Threshold | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate													1.43%
Income Based Fee, Annualized Catch-Up Threshold | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate													5.72%
Income Based Fee, Pre-Incentive Fee Net Investment Income Exceeds Catch-Up Threshold | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate													12.50%
Incentive Rate, Realized Capital Gains
Investment Company, Financial Highlights [Line Items]
Capital gains incentive fee payable	56											0	$ 56
Incentive Rate, Realized Capital Gains | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate													12.50%
Base Management Fees | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Expense support from the adviser													$ 2,487
Income Based Fees | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Expense support from the adviser													$ 1,286
Administration Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Termination notice period													60 days
Expense support from the adviser													$ 2,205
Intermediary Manager Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Termination notice period													60 days
Intermediary Manager Agreement | Affiliated Entity | Class S Shares
Investment Company, Financial Highlights [Line Items]
Base rate													0.85%
Intermediary Manager Agreement | Affiliated Entity | Class D Shares
Investment Company, Financial Highlights [Line Items]
Base rate													0.25%
Expense Support and Conditional Reimbursement Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Expense support from the adviser	$ 1,144	$ 1,637	$ 1,636	$ 2,300	$ 2,502	$ 2,253	$ 1,312	$ 1,083	$ 916	$ 891	$ 1,088	$ 1,449
Payment terms													45 days
Excess operating fund reimbursement term													3 years